Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2020 and 2019:

	As of March 31,
	2020	2019

Machinery	$638,660	$658,043
Electric equipment	144,436	138,338
Office equipment	74,797	78,917
Vehicles	182,563	122,969
Leasehold improvement	1,559,152	906,060
Total property plant and equipment, at cost	2,599,608	1,904,327
Less: accumulated depreciation	(1,025,006)	(745,429)
Total property, plant and equipment, net	$1,574,602	$1,158,898

Depreciation expense were $323,852 and $174,020 for year ended March 31, 2020 and 2019, respectively.